Shareholder Report, Average Annual Return (Details)	1 Months Ended	7 Months Ended	12 Months Ended	30 Months Ended	31 Months Ended	37 Months Ended	40 Months Ended		43 Months Ended	46 Months Ended		60 Months Ended	83 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Pacer American Energy Independence ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer American Energy Independence ETF NAV
Average Annual Return, Percent			40.90%									17.41%	12.07%
Pacer BlueStar Digital Entertainment ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer BlueStar Digital Entertainment ETF NAV
Average Annual Return, Percent			38.38%		8.54%
Pacer BlueStar Engineering the Future ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer BlueStar Engineering the Future ETF NAV
Average Annual Return, Percent			16.48%	0.22%
Pacer Developed Markets Cash Cows Growth Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Developed Markets Cash Cows Growth Leaders ETF NAV
Average Annual Return, Percent		(1.78%)
Pacer Metarus Nasdaq 100 Dividend Multiplier 600 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF NAV
Average Annual Return, Percent	0.54%
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF NAV
Average Annual Return, Percent			34.25%					9.10%
Pacer Swan SOS Conservative (April) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Swan SOS Conservative (April) ETF NAV
Average Annual Return, Percent			19.66%						6.24%
Pacer Swan SOS Conservative (January) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Swan SOS Conservative (January) ETF NAV
Average Annual Return, Percent			19.74%							7.54%
Pacer Swan SOS Conservative (July) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Swan SOS Conservative (July) ETF NAV
Average Annual Return, Percent			22.80%				7.58%
Pacer Swan SOS Conservative (October) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Swan SOS Conservative (October) ETF NAV
Average Annual Return, Percent			16.24%			8.01%
Pacer Swan SOS Flex (April) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Swan SOS Flex (April) ETF NAV
Average Annual Return, Percent			22.39%						9.98%
Pacer Swan SOS Flex (January) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Swan SOS Flex (January) ETF NAV
Average Annual Return, Percent			25.23%							12.57%
Pacer Swan SOS Flex (July) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Swan SOS Flex (July) ETF NAV
Average Annual Return, Percent			24.30%				10.46%
Pacer Swan SOS Flex (October) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Swan SOS Flex (October) ETF NAV
Average Annual Return, Percent			17.90%			10.71%
Pacer Swan SOS Fund of Funds ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Swan SOS Fund of Funds ETF NAV
Average Annual Return, Percent			20.19%								9.42%
Pacer Swan SOS Moderate (April) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Swan SOS Moderate (April) ETF NAV
Average Annual Return, Percent			19.06%						8.19%
Pacer Swan SOS Moderate (January) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Swan SOS Moderate (January) ETF NAV
Average Annual Return, Percent			19.93%							9.14%
Pacer Swan SOS Moderate (July) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Swan SOS Moderate (July) ETF NAV
Average Annual Return, Percent			21.30%				9.66%
Pacer Swan SOS Moderate (October) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Pacer Swan SOS Moderate (October) ETF NAV
Average Annual Return, Percent			15.64%			9.42%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			38.02%									15.27%	13.61%
American Energy Independence Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Energy Independence Total Return Index
Average Annual Return, Percent			42.44%									18.78%	13.35%
S&P GLOBAL 1200 (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P GLOBAL 1200 (TR)
Average Annual Return, Percent			34.17%		10.04%
BlueStar Global Online Gambling Video Gaming and eSports NTR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			BlueStar Global Online Gambling Video Gaming and eSports NTR
Average Annual Return, Percent			39.84%		9.20%
S&P GLOBAL 1200 (TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P GLOBAL 1200 (TR)
Average Annual Return, Percent			34.17%	12.36%
S&P GLOBAL 1200 - Industrials Sector TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P GLOBAL 1200 - Industrials Sector TR
Average Annual Return, Percent			36.38%	14.82%
MSCI THE WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI THE WORLD INDEX Net (USD)
Average Annual Return, Percent		7.81%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Net (USD)
Average Annual Return, Percent		2.23%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent	(0.13%)
Metaurus Nasdaq-100 Dividend Multiplier Total Return Index Series 600 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Metaurus Nasdaq-100 Dividend Multiplier Total Return Index Series 600
Average Annual Return, Percent	0.38%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			38.02%					9.96%
Metaurus US Large Cap Target Dividend Total Return - Series 400 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Metaurus US Large Cap Target Dividend Total Return - Series 400
Average Annual Return, Percent			34.68%					9.62%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			38.02%						12.31%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			38.02%							13.70%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			38.02%				10.54%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			38.02%			11.24%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			38.02%						12.31%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			38.02%							13.70%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			38.02%				10.54%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			38.02%			11.24%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			38.02%								13.45%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			38.02%						12.31%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			38.02%							13.70%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			38.02%				10.54%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Average Annual Return, Percent			38.02%			11.24%